Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Loss before income taxes	$ 16,670	$ 40,024	$ 588,716
Income tax recovery at statutory rates	(4,503)	(10,941)	(153,066)
Difference of foreign tax rates	(2)	(231)	(11,774)
Non-deductible expenses and non-taxable portion of capital gains	1,316	358	158,059
Changes in unrecognized deferred tax assets and other	3,295	10,814	8,436
Income tax expense (recovery)	106	0	1,655
Current income taxes	0	0	0
Deferred income taxes	106	0	1,655
Deferred income tax expense (recovery)	$ 106	$ 0	$ 1,655